Significant estimates and assumptions	9 Months Ended
Jul. 31, 2022
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Significant estimates and assumptions
Note 2.    Significant estimates and assumptions
As disclosed in our 2021 Annual Report, the preparation of the consolidated financial statements in accordance with IFRS requires management to make estimates and assumptions that affect the recognized and measured amounts of assets, liabilities, net income, comprehensive income and related disclosures. Significant estimates and assumptions are made in the areas of the valuation of financial instruments, allowance for credit losses, the evaluation of whether to consolidate structured entities, asset impairment, income taxes, provisions and contingent liabilities, post-employment and other long-term benefit plan assumptions and valuation of self-managed loyalty points programs.
We continue to operate in an uncertain macroeconomic environment which gives rise to heightened uncertainty as it relates to accounting estimates and assumptions and increases the need to apply judgment in evaluating the economic and market environment and its impact on significant estimates. This particularly impacts estimates and assumptions relating to the allowance for credit losses.
While improvements in our economic outlook resulted in a moderate reduction in our stage 1 and stage 2 performing expected credit losses (ECLs) during the three months ended January 31, 2022, a worsening of our economic outlook during the six months ended July 31, 2022 resulted in a moderate increase in our stage 1 and stage 2 performing ECLs. Significant judgment continued to be inherent in the forecasting of forward-looking information, including with regard to our base case assumptions that the increase in interest rates will result in only modest economic growth, global supply chain and inflationary challenges will ease, vaccination programs and other treatments will be able to effectively respond to the new and emerging variants, governments will respond to future waves of the virus with targeted health measures rather than broader economic closures, and that the war in Ukraine will not expand into a broader conflict. Changes in the judgments and estimates related to IFRS 9 can have a significant impact on the level of ECL allowance recognized and the period-over-period volatility of the provision for credit losses. Actual results could differ from these estimates and assumptions. See Note 6 to our consolidated financial statements in our 2021 Annual Report, and Note 6 to our interim consolidated financial statements for more information concerning the high level of judgment inherent in the estimation of ECL allowance.